EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details) - Share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	311,967,000	141,634,245
Weighted average remaining contractual (in yrs.)	8 years 8 months 4 days	7 years 7 months 6 days
Up to 0.49 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	288,520,200	114,352,425
Weighted average remaining contractual (in yrs.)	9 years 25 days	8 years 25 days
0.5- 0.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	12,576,000	15,104,100
Weighted average remaining contractual (in yrs.)	4 years 11 months 15 days	6 years 6 months 14 days
1.00-2.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	10,423,800	11,727,795
Weighted average remaining contractual (in yrs.)	2 years 9 months 25 days	4 years 6 months 25 days
2.01-3.4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	447,000	449,925
Weighted average remaining contractual (in yrs.)	1 year 2 months 1 day	3 years 2 months 4 days